Derivative and Financial Instruments - Financial Instruments Cost (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Cash and Cash Equivalents, carried at cost plus accrued interest	$ 5,079	$ 5,915
Short-term investments carried at cost plust accrued interest	2,929	248
Cash [Member]
Schedule of Held-to-maturity Securities [Line Items]
Cash and Cash Equivalents, carried at cost plus accrued interest	759	876
Demand Deposits [Member]
Schedule of Held-to-maturity Securities [Line Items]
Cash and Cash Equivalents, carried at cost plus accrued interest	1,483	0
Short-term investments carried at cost plust accrued interest	0	0
Bank Time Deposits [Member] | Remaining Maturities 1 To 90 Days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Cash and Cash Equivalents, carried at cost plus accrued interest	2,030	3,509
Short-term investments carried at cost plust accrued interest	1,395	0
Bank Time Deposits [Member] | Remaining maturities from 91 to 180 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Cash and Cash Equivalents, carried at cost plus accrued interest	0	0
Short-term investments carried at cost plust accrued interest	465	0
Commercial Paper [Member] | Remaining Maturities 1 To 90 Days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Cash and Cash Equivalents, carried at cost plus accrued interest	413	229
Short-term investments carried at cost plust accrued interest	1,069	248
US Government Debt Securities [Member] | Remaining Maturities 1 To 90 Days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Cash and Cash Equivalents, carried at cost plus accrued interest	394	1,301
Short-term investments carried at cost plust accrued interest	$ 0	$ 0